Loans receivable, net - Past due financing receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans receivable	$ 19,680
Total loans, net	19,679	$ 12,550
Financing Receivables 1 To 89 Days Past Due
Loans receivable	1	1
Financing Receivables, 90 to 179 Days Past Due
Loans receivable	3,105
Financial Asset, Past Due
Loans receivable	3,106	1
Financial Asset, Not Past Due
Loans receivable	$ 16,573	$ 12,449